ACCOUNTING RULES AND METHODS (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern. The Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible notes.
The Board of Directors approved the consolidated financial statements on a going concern basis as the Company will be able to fund its operations beyond the next 12 months after the closing date, considering:
•Cash and cash equivalents held by the Company amounted to €33.7 million as of December 31, 2021. They are composed of cash and term deposits readily available without penalty;
•The selling price of ERYTECH’s U.S. cell therapy manufacturing facility to Catalent in April 2022 for 44.5 million of dollars (41.1 million in euros).
•The cash consumption forecast for the next 12 months after the closing date.
In the longer term, the Company will have to find additional funding. Various financing sources are considered among which the issuance of new debt or equity instruments and partnership agreements.
The Consolidated Financial Statements have been prepared in accordance with the historical cost principle with the exception of certain categories of assets and liabilities measured at fair value in accordance with IFRS.
All amounts are expressed in thousands of euros, unless stated otherwise.
Statement of compliance	Statement of compliance
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on April 26, 2022. They will be subject to the approval of the General Meeting on June 24, 2022.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).
As of December 31, 2021, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRS IC”). The main accounting methods used to prepare the Consolidated Financial Statements are described in the corresponding notes. These methods were used for all periods presented.
The Company adopted the following standards, amendments and interpretations that are applicable as at January 1, 2021:
•Amendments to References to the conceptual framework in IFRS standards ;
•Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16: Interest rate benchmark reform (phase 2).
•Amendments to IFRS 16 Leases : Covid-19 Related Rent
•IFRIC agenda decision to IAS 19 Employee Benefits: attributing benefits to period of services
These new texts did not have any significant impact on the Company’s results or financial position.
The standards and interpretations that are optionally applicable to the Company as of December 31, 2021 were not applied in advance. Recently issued accounting pronouncements that may be relevant to the Company’s operations are as follows:
•Amendments to IAS 1 : Classification of liabilities as current or non-current; Disclosure of Accounting Policies
•Amendments to IAS 16 : Property, Plant and Equipment - Proceeds before intended use .
•Amendments to IAS 37 : Onerous contracts - cost of fulfilling a contract
•Annual Improvements 2018-2020
•Amendments to IAS 8 : Definition of Accounting Estimates
•Amendments to IAS 12 : Deferred tax related to Assets and Liabilities arising from a Single Transaction
Basis of consolidation	Basis of consolidation
In accordance with IFRS 10 Consolidated Financial Statements (“IFRS 10”), an entity is consolidated when it is controlled by the Company. The Company controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intercompany balances, transactions and dividends are eliminated in full. The Company has one subsidiary for which no non-controlling interest is recognized.

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the consolidation scope over the years presented.

Foreign currencies	Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A. (the “Parent Company”). The statement of financial position of the consolidated entity having a functional currency different from the euro are translated into euros at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statement of income (loss), statement of comprehensive income (loss) and statement of cash flow of such consolidated entity are translated at the average exchange rate for the period, except if exchanges rates fluctuate significantly. The resulting translation adjustment is included in other comprehensive income (loss) as a cumulative translation adjustment.

Exchange rate (USD per EUR)	12/31/2019	12/31/2020	12/31/2021
Weighted average rate	1.1196	1.1413	1.1835
Closing rate	1.1234	1.2271	1.1326
Conversion of Foreign Currency Transactions
Foreign currency transactions are converted to functional currency at the exchange rate applicable on the transaction date. At the closing date, foreign currency monetary assets and liabilities are converted at the exchange rate prevailing on that date. The resulting exchange gains or losses are recorded in the consolidated statement of income (loss) in “Financial income (loss)”.
The loan in U.S. dollars from the Parent Company to ERYTECH Pharma, Inc. was considered as part of the net investment in a foreign operation until the end of the third quarter of 2019, when the loan was partly converted into capital and partly restructured as a medium term loan. As a result of this financial restructuring, the loan is no longer qualified as an investment in a foreign operation. Exchange rate differences are recognized in the consolidated statement of income (loss) since October 1, 2019.

Use of estimates and judgments	Use of estimates and judgmentsPreparation of the consolidated financial statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The Company has not identified any environmental risks or risks related to the COVID-19 pandemic that would require significant new estimates or judgments. The use of estimates and judgment relate primarily to the measurement of:
•the share-based payments in accordance with IFRS 2 (see note 3.3.3);
•the fair value of the convertible notes' agreement and its classification in accordance with IFRS 9 and IAS 32 (see note 4.9.1);
•the hospital costs accrual (see note 4.11).
•the recognition of right of use assets and liabilities for leases with a term of more than 12 months according to IFRS 16 (see note 4.2).

Presentation of the statement of income (loss) & statement of financial position	Presentation of the statement of income (loss) & statement of financial position
The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is the research and development. Consequently, only “research and development expenses” and “general administrative expenses” functions are considered to be representative. The detail of the expenses by nature is disclosed in note 3.2.
In the statement of financial position certain immaterial amounts in prior year have been reclassified to conform to the current year presentation (other current financial assets merged with other current assets).

Presentation of the statement of cash flows	Presentation of the statement of cash flowsThe consolidated statements of cash flows are prepared using the indirect method and separately present the cash flows associated with operating, investing, and financing activities.
Segment reporting	Segment reporting
In accordance with IFRS 8 Operating Segments ("IFRS 8") , reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.
Information per business segment
The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.
Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
France	105	61	0
United States	969	185	128
Total	1,074	246	128

Non current assets (amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
France	9,616	8,414	6,325
United States	26,629	21,265	19,520
Total	36,245	29,679	25,845

Events after the close of the reporting period	Events after the close of the reporting period
The consolidated statement of financial position and the consolidated statement of income (loss) of the Company are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date.
February 2022: Impact of the Conflict in Ukraine on Our Business
Beginning on February 24, 2022, Russia significantly intensified its military operations in Ukraine.
In response, the United States and certain other countries have imposed significant sanctions and export controls against Russia, Belarus and certain individuals and entities connected to Russian or Belarusian political, business, and financial organizations, and the U.S. and certain other countries could impose further sanctions, trade restrictions, and other retaliatory actions should the conflict continue or worsen.
To date, we have not experienced any material impact on our business, operations and clinical development timelines and plans. However, we cannot predict the specific extent, duration, or impact that the conflict in Ukraine and the related sanctions and export controls will have on our financial condition and operations.
We are closely monitoring developments in the current context and will take appropriate measures as necessary. The war in Ukraine did not impact our financial results for the year ended on December 31, 2021. Our business does not conduct any trial in Ukraine or Russia and does not have any vendors located in these regions.

April 2022: Sale of ERYTECH’s U.S. cell therapy manufacturing facility to Catalent
Description of the transaction
•Under the terms of an asset purchase agreement between the Group ERYTECH and Catalent (the “APA”), Catalent agreed to acquire ERYTECH’s state-of-the-art commercial-scale cell therapy manufacturing facility in Princeton, New Jersey, for a total gross consideration of $44.5 million (€41.1 million) paid at closing.Catalent has extended offers of employment to approximately 40 people employed by Erytech at the Princeton facility.
•The parties also entered into an interim supply agreement, under which Catalent will manufacture ERYTECH’s lead product candidate eryaspase (GRASPA®) for clinical and commercial supply in the United States.
•The transaction closing was completed in April 22, 2022.
Financial effects of the transaction on the consolidated financial statements ending on the December 31, 2021
Catalent asset purchase agreement scope include fixed assets and right of use in non-current assets, it includes also lease liabilities (on current and non-current liabilities)
•Fixed assets are property, plant & equipment for a gross amount of 25.7 million dollars 22.7 millions euro), accumulated depreciation for -7 million dollars (-6.2 millions euro) and a net value of 18.6 million dollars (16.4 millions euro).
•Right of use (Princeton lease) for a gross amount of 4.8 million dollars (4.2 millions euro), accumulated depreciation of-1.3 million dollars (-1.2 millions euro), and a net value of 3.5 million dollars (3.1 millions euro).
•Lease liabilities for a total amount of 6.1 million dollars (5.4 millions euro).
•Financial Currency amount are converted using December 31, 2021 closing exchange rate, to be consistent with the consolidated statement of financial position.
Internal non-recurring cost due to the disposal are estimated on a full year basis at 10.8 million dollars (10.0 millions euro), they include mainly:
•Personnel Expenses for 5.1 million dollars (4.7 millions euro)
•Production cost (rent, maintenance et services related to production building and equipment) for 2.1 million dollars (1.9 millions euro)
•Depreciation and amortization for 3.4 million dollars (3.1 millions euro)
This sale of asset recurring effect on cash and cash equivalent is a reduction in yearly cash disbursements of approximately 7.4 million dollars (6.8 millions euro) related to running costs of the Princeton facility.
The net profit on the sale of the property, plant and equipments, lease contract, after transaction cost ( 2.5 million dollars, 2.3 millions euros) and before tax amounts to 26.0 million dollars (24.1 millions euros).Non-recurring cost in dollars are converted in euro using 1.0817 April 22, 2022 exchange rate,
Operating income	Operating income

Accounting policies
Research tax credit
The research tax credit (Crédit d’Impôt Recherche or “CIR”) (the “Research Tax Credit”) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Union or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that (a) can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, (b) as applicable, can be reimbursed in cash. The expenses taken into account for the calculation of the Research Tax Credit involve only research expenses.
The Company benefits from the Research Tax Credit since its inception.
The CIR is presented under operating income as it meets the definition of government grant as defined in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).
Subsidies
Subsidies received that are not repayable by the Company are recognized as operating income where there exists reasonable assurance that the Company will comply with the conditions attached to the subsidies and the subsidies will be received.
Subsidies that are upfront payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.
A public subsidy that is to be received either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated future costs, is recognized as operating income when there exists reasonable assurance that the subsidies will be received.
Revenues from licenses or other contracts
For each of its partnership agreements, the Company determines if it acts as a principal or as an agent in accordance with IFRS 15 Revenue from contracts with customers (“IFRS 15").

Partnership with Orphan Europe NOPHO clinical trial
Within the context of this agreement, Orphan Europe agreed to finance the NOPHO study for a total amount of €600 thousand. This revenue is recognized in “other income” in the statement of income (loss).
License agreement with SQZ Biotechnologies (“SQZ”)
Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. In accordance with IFRS 15, this agreement grants to SQZ Biotechnologies a right to use the underlying intellectual property ("static license"). Consequently, the income linked to the upfront payment ($1.0 million) was recognized in June 2019 when SQZ Biotechnologies could begin to use the licensed intellectual property.

Share-based payments (IFRS 2)	Share-based payments (IFRS 2)

Accounting policies

The Company has applied IFRS 2 Share-based payment (“IFRS 2”) to all equity instruments e.g. free shares (“AGA”), stock options (“SO”), share subscription warrants (“BSA”) and founder subscription warrants (“BSPCE”) granted since inception to its employees, members of the Board of Directors or other individuals. Pursuant to IFRS 2, the cost of the remuneration granted with equity instruments is recognized as an expense in exchange for an increase in the shareholders’ equity for the vesting period during which the rights to be enjoyed from the equity instruments are acquired. As such, changes in value subsequent to the grant date have no effect on this initial measurement.

Fair value is estimated using the Black & Scholes valuation model (for BSA, SO and BSPCE valuation) and Monte-Carlo valuation model (for AGA valuation). These models allow the Company to take into account the characteristics of the plan (exercise price, vesting period), the market data at the grant date (volatility, expected dividends, repo margin), possible performance conditions attached to warrants and recipient behavior assumptions.

The Company has no legal or constructive obligation to repurchase or settle any of these equity instruments in cash.

Financial income (loss)	Financial income (loss)

Accounting policies

Financial income (loss) includes mainly:
•Amortized costs of convertibles notes and change in fair value of embedded derivatives;
•Interest expenses incurred on financial liabilities and lease liabilities;
•Income received from cash and cash equivalents;
•Gains and losses on exchange rate variations on financial and investing operation.

Income tax	Income tax

Accounting policies
Current taxes
Considering the level of tax loss of the Company, no current tax expense is recognized.
The Parent Company, as an entity incorporated in France, is subject to the corporate value-added contribution (cotisation sur la valeur ajoutée des entreprises—CVAE). To enter within the scope of IAS 12 Income Taxes (“IAS 12”), a tax must be calculated based on a net amount of income and expenses, and this net amount can be different from the net book results. The Company has judged that the corporate value-added contribution satisfies the characteristics outlined in this conclusion, insofar as the value added constitutes the intermediate level of income that systematically serves as the basis, according to French tax law, for determining the amount owing in relation to the corporate value-added contribution.
Deferred taxes
Except in specific cases, deferred taxes are calculated for the temporary differences between the carrying value of an asset or a liability and its tax value. Changes in the tax rates are recorded in the results of the financial year during which the rate change is decided. Deferred tax assets resulting from temporary differences or tax losses carried forward are limited to the deferred tax liabilities with the same maturity, except where their allocation on future taxable income is probable. Deferred taxes are calculated based on the most recent tax rates adopted at the date of each financial year-end.
Deferred tax assets and liabilities are not discounted.

Basic earnings (loss) per share and diluted earnings (loss) per share	Basic earnings (loss) per share and diluted earnings (loss) per share

Accounting policies

The basic earnings per share are calculated by dividing the Company’s net income (loss) by the weighted average number of shares in circulation during the corresponding period.
The diluted earnings per share are calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, equity instruments granted to employees, members of the Board of Directors or other individuals as detailed in note 3.3.3 and convertibles notes and warrants issued as part of the financing agreement with financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund as detailed in note 4.9.1.
Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of diluted loss per share. Thus, basic and diluted loss per share are equal as all equity instruments issued have been considered anti-dilutive.

Intangible assets	Intangible assets

Accounting policies
Internally generated intangible assets – Research and development costs
In accordance with IAS 38 Intangible Assets (“IAS 38”), research expenditures are expensed in the period during which they are incurred.
An internally generated intangible asset relating to a development project is recorded as an asset if, and only if, the following criteria are met:
(a) it is technically feasible to complete the development project;
(b) intention on the part of the Company to complete the project and to utilize it;
(c) capacity to utilize the intangible asset;
(d) proof of the probability of future economic benefits associated with the asset;
(e) availability of the technical, financial, and other resources for completing the project; and
(f) reliable evaluation of the development expenses.
The initial measurement of the asset is the sum of expenses incurred starting on the date on which the development project meets the above criteria.
Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 have not been fulfilled to date and the application of this principle has resulted in all development costs being expensed as incurred in all periods presented.
Other intangible assets
Other intangible assets are recorded at their acquisition cost plus costs directly attributable to the preparation of the asset for its intended use.
Other intangible assets mainly comprised costs of modeling studies of a new production process and costs of acquisition of software licenses.
As the new production process relates to equipment that is not yet constructed, the amortization will begin on the date the equipment will be available for use (i.e. when it is in the location and condition necessary for it to be capable of operating). In the meantime, an impairment test will be performed (see note 4.1.3).
Intangible assets with a finite life are amortized on the basis of the straight-line method over their estimated useful life.

Intangible assets Item	Amortization period
Software	1 to 5 years

Property, plant and equipment	Property, plant and equipment

Accounting policies
Property, plant and equipment are recorded at their acquisition cost, comprised of their purchase price and all the direct costs incurred to bring the asset to the location and working condition for its use as intended by the company’s management.
Property, plant, and equipment are depreciated on the basis of the straight-line method over their estimated useful life. The non-reusable fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.
The depreciation periods used are the following:

Property, plant and equipment items	Depreciation period
Industrial equipment	1 to 5 years
Fixtures and improvements in structures	3 to 10 years
Office equipment and computers	3 to 5 years

The useful lives of property, plant and equipment as well as any residual values are reviewed at each year end and, in the event of a significant change, result in a prospective revision of the depreciation pattern.

Impairment on fixed assets	Impairment on fixed assets

Accounting policies

According to IAS 36 Impairment of Assets (“IAS 36”), a loss in value must be recognized where the carrying value of an asset, or the cash generating unit to which the asset belongs (if it is not possible to estimate the recoverable amount of the individual asset), is higher than its recoverable value. The recoverable value of an asset corresponds to its fair value less costs to sell or its value in use, whichever is higher.
The property, plant, and equipment and intangible assets that have a finite life are subject to an impairment test when the recoverability of their carrying value is called into question by the existence of indications of impairment.
The intangible assets that are not amortized are tested for impairment at the end of the period in which they are acquired, subsequently annually and whenever there is an indication that the intangible asset may be impaired.
An impairment is recognized up to the amount of the excess of the value over the recoverable value of the asset.
Following the negative results of TRYbeCA1 clinical trial,the company reviewed the risk of impairment on its tangible fixed assets.With the sale of the assets of the Princeton plant to Catalent, representing a net book value of 16.4 million euros and generating a significant capital gain, the company considers that no asset impairment is necessary at December 31, 2021.

Right of use	Right of use

Accounting policies
In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the right of use is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available.
The right of use asset is measured at cost and comprises:
• the amount of the initial measurement of the lease liability (see note 4.10),
• lease incentives, payments at or prior to commencement date,
• incremental costs which would not have been incurred if the contract had not been concluded.
The right of use is subsequently measured at cost less depreciation and any accumulated impairment loss. The amount can be adjusted based on certain revaluations of the lease liability.
Following the negative results of TRYbeCA1 clinical trial,the company reviewed the risk of impairment on its right of use.With the sale of the assets of the Princeton plant to Catalent, representing a right of use of 4.2 million euros, and in view of the estimated market value of the other rights of use, the company considers that no impairment of right of use is necessary at December 31, 2021.

Other non current assets	Other non current assets

Accounting policies

Other financial assets are composed of receivables initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Financial assets with a maturity of more than one year are classified in “other non-current financial assets” in accordance with IAS 1.

Inventories	Inventories

Accounting policies

In compliance with IAS 2 Inventories (“IAS 2”), inventories are recognized at their cost or at their net realizable value, whichever is lower. Cost is determined on a First-In First-Out (FIFO) cost basis. Management periodically reviews the inventory for obsolescence and adjusts as necessary.

Trade receivables and other current assets	Trade receivables and other current assets

Accounting policies

Other current assets are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Trade receivables
Trade receivables are initially recognized in accordance with IFRS 15 and then at the amortized cost calculated with the effective interest rate (“EIR”) method. The Company recognizes loss allowances for expected credit losses (“ECL”), which, for trade receivables and contract assets, are measured at an amount equal to lifetime ECLs that result from all possible default events over their expected life. Loss allowances are deducted from the gross amounts of the assets.

Cash and cash equivalents	Cash and cash equivalents

Accounting policies

The item “cash and cash equivalents” includes bank accounts and highly liquid securities. They are readily convertible into a known amount of cash and are subject to a negligible risk of change in value.
The cash equivalents classification is made if the following criteria are fulfilled:
• held for the purpose of meeting short term cash commitments rather than for investment or other purposes.
• exit options exist:
◦exercisable at any time at least every three months;
◦initially included in the contract and this exit option is always provided in the initial contract; and
◦exercisable without exit penalty and without significant risk of change in the amount received as cash reimbursement.
• there is no value risk related to the level of minimum compensation acquired (i.e. that obtained in the event of early exit) because over the entire duration and at each moment this remuneration will be identical to that obtained from an investment of no more than three months that meets the definition of a cash equivalent. This can be the case when the rate is variable or revisable.
They are recorded as assets in cash equivalents, measured at their fair value, and the changes in value are recognized in financial income (loss).

Shareholders' equity	Shareholders’ equity

Accounting policies

Common shares are classified under shareholders’ equity. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recognized in shareholders’ equity as a deduction from the proceeds from the issue, net of tax.

Provisions	Provisions

Accounting policies

A provision is recognized when the Company has a current or implicit legal obligation resulting from a past event, where the obligation can be reliably estimated, and where it is probable that an outflow of resources representing economic benefits will be necessary to settle the obligation. The portion of a provision that become due in less than one year is recorded under current liabilities, and the balance under non-current liabilities. The provisions are discounted when the impact is material.
Disclosure is made on any contingent assets and liabilities where the impact is expected to be material, except where the probability of occurrence is low.

Provision for retirement indemnities - defined benefit plans
Provision for retirement indemnities - defined benefit plans

Accounting policies

The French employees of the Company receive the retirement benefits stipulated by law in France:
• a compensation paid by the Company to employees upon their retirement (defined-benefit plan); and
• a payment of retirement pensions by the social security agencies, which are financed by the contributions made by companies and employees (defined contribution plans in France).
The French Company pension commitments are not covered by plan assets.The American employees do not receive defined-benefit plan.
For the defined-benefit plans, the costs of the retirement benefits are estimated by using the projected credit unit method.
The consolidated financial statements have been prepared applying the IFRS Interpretations Committee (IFRIC) agenda decision dated May 24, 2021 “Attributing Benefit to Periods of Service (IAS 19 Employee Benefits. The Company applies the Pharmaceutical Industry” collective agreement (“Convention collective nationale de l’industrie pharmaceutique”), which caps the pension rights after 30 years of employment.
Through its agenda decision, IFRIC considers that, as long as, on the one hand, no rights are acquired in the event of departure before retirement age and, on the other hand, rights are caped after a certain number of years of service, the retirement benefits should be spread over the last 30 years before the retirement date that give rights to those benefits. The retirement benefit commitments are valued at the current value of the future payments estimated using, for discounting, the market rate for high quality corporate bonds with a term that corresponds to the estimated term for the payment of the benefits.
The difference between the amount of the provision at the beginning of a period and at the close of that period is recognized through profit or loss for the portion representing the costs of services rendered and the net interest costs, and through other comprehensive income for the portion representing the actuarial gains and losses.
The Company’s payments for the defined-contribution plans are recognized as expenses on the statement of income (loss) of the period in which they become payable.

Provision for risks
Provision for risks

Accounting policies

The provisions for risks correspond to the commitments resulting from litigations and various risks whose due dates and amounts are uncertain. The amount recognized as a provision is the best estimate of the expenses necessary to extinguish the obligation.

Financial liabilities	Financial liabilities

Accounting policies

Unless otherwise stated, financial liabilities are initially recognized at fair value less transaction costs and subsequently measured at amortized cost using the effective interest rate method.
Financial liabilities with a maturity of more than one year are classified in “Financial liabilities – non-current portion” in accordance with IAS 1.

Convertible notes	Convertible notes

Accounting policies

In accordance with IFRS 9, a financial instrument with all three of the following characteristics is a derivative:
•its value changes in response to changes in the so-called “underlying”
•it requires no initial net investment,
•it is settled at a future date.
Derivatives are initially recognized at their fair value and subsequent changes are recognized in financial income (loss).

In accordance with IAS 32, a derivative is qualified as an equity instrument only if it will be necessarily settled by exchanging a fixed amount of cash for a fixed amount of equity instruments of the issuer. Equity instruments are initially recognized at their fair value and are not subsequently remeasured.

Generally, convertible notes are qualified as compound instruments as they have both a financial liability and an equity component.

Because the conversion option is a derivative, if the conversion option does not meet the “fixed-for-fixed” condition, the conversion option is classified as a financial derivative liability. In that case, convertible notes are qualified as hybrid instrument in accordance with IFRS 9 comprising a financial liability for the host contract plus an embedded derivative instrument for the conversion option.

The initial bifurcation of a separable embedded derivative does not result in any gain or loss being recognized.
Because the embedded derivative component is measured at fair value on initial recognition, the carrying amount of the host contract on initial recognition is the difference between the carrying amount of the hybrid instrument and the fair value of the embedded derivative.

Conditional advances	Conditional advances

Accounting policies

Funds received from Bpifrance in the form of conditional advances are recognized as financial liabilities, as the Company has a contractual obligation to reimburse Bpifrance for such conditional advances in cash based on a repayment schedule provided the conditions are complied with.
Receipts or reimbursements of conditional advances are reflected as financing transactions in the statement of cash flows.
The amount resulting from the benefit of conditional advances that do not bear interest at market rates is considered a subsidy. This benefit is determined by applying a discount rate equal to the rate the Company would have to pay for a bank borrowing over a similar maturity.
The implicit interest rate resulting from taking into account all the repayments plus the additional payments due in case of commercial success is used to determine the amount recognized annually as a finance expense.
In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company recalculates the net book value of the debt resulting from the discounting of the anticipated new future cash flows at the initial effective interest rate. The adjustment that results therefrom is recognized in the consolidated statement of income (loss) for the period during which the modification is recognized.

Lease liabilities	Lease liabilities

Accounting policies

In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the lease liability is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available.
The lease liability is recognized for an amount equal to the present value of the lease payments over the lease term. The lease liability is then increased by the interest expense and decreased by the rents paid.
The lease liability may be remeasured in the following situations:
•Modification related to the assessment of the exercise of an option to purchase or the extension or the non-exercise of a termination option (which become reasonably certain);
•Rent adjustments based on rates and indices provided in the contracts.

The duration corresponds to the firm period of the commitment and takes into account the optional periods that are reasonably certain to be exercised.

The Company has used its judgment in determining the term of the lease agreements providing for an extension option. The fact that the Company has determined that it is reasonably certain to exercise such options affects the lease term and has a significant impact on the amount of the right of use and the lease liability.

(in thousands of euros)
Operating lease commitment as lessee (December 31, 2018)	8,268
Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease))	(2,045)
Non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285
Discount effect	(1,551)
Discounted lease liability under IFRS 16 as of January 1, 2019	7,734

For contracts previously classified as finance leases, the lease liability as of January 1, 2019 was determined as the lease liability that was calculated in accordance with IAS 17.

Until December 31, 2018, only rental obligations related to finance lease agreements for which the Company bears substantially all the benefits and risks inherent in the ownership of the property were recorded in financial liabilities in accordance with IAS 17 Leases (“IAS 17”).

Trade payables and other current liabilities	Trade payables and other current liabilities

Accounting policies

Trade payables and other current liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method. Given the due date, the amortized cost is equal to the initial fair value.

Costs are recognized when incurred. The excess of costs incurred over invoices received is recorded in "Vendors - accruals".

Estimation of the hospital costs
The hospital costs related to clinical trials sponsored by the Company are measured based on two allocation keys: (i) site activation for fixed costs which are recognized in full when sites are activated and (ii) patient randomization for variable patient costs (including chemotherapy costs) which are spread over the estimated time of treatment of the patient as planned in the clinical protocol. These allocation keys are applied to the estimated expenses of the clinical trial. The excess of estimated costs incurred over invoices received is recorded in "Vendors - accruals".

Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)	Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

Accounting policies

The valuation and the accounting treatment of the financial assets and liabilities are defined by IFRS 9 Financial Instruments (“IFRS 9”).
Financial assets at the amortized cost
These instruments are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Financial liabilities at the amortized cost
Loans and other financial liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method.
Financial assets and financial liabilities measured at fair value
In accordance with IFRS 13 Fair Value Measurement (“IFRS 13”), financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:
• Level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;
• Level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;
• Level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.